Research and Development - Additional Information (Detail) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Schedule Of Research And Development [Line Items]
Research and development costs	$ 359,456	$ 316,181	$ 338,908
Costs incurred in connection with research and development contracts	$ 61,327	$ 40,277	$ 50,739